Breakdown of expenses by nature - Summary of Depreciation, Amortization and Impairments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	€ 20,347	€ 16,727
Impairments of property, plant and equipment	510	701	€ 354
Reversal of impairments of property, plant and equipment	(635)	(679)	(381)
Amortization of intangible assets	3,635	3,691
Depreciation of right-of-use assets	8,537	6,710	3,408
Cost Of Sales, Selling, And Distribution Expenses, General And Administrative Expenses
Depreciation, Amortization and Impairments [Line Items]
Total	32,394	27,150	11,724
Cost of Sales
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	20,090	16,542	5,417
Impairments of property, plant and equipment	510	701	354
Reversal of impairments of property, plant and equipment	(635)	(679)	(381)
Amortization of intangible assets	2,517	2,883	2,623
Depreciation of right-of-use assets	2,474	886	141
Selling and distribution Expenses
Depreciation, Amortization and Impairments [Line Items]
Amortization of intangible assets	395	231	0
Depreciation of right-of-use assets	114	148	92
General and administrative expenses
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	257	185	206
Amortization of intangible assets	723	577	97
Depreciation of right-of-use assets	€ 5,949	€ 5,676	€ 3,175